E. LOANS	9 Months Ended
Sep. 30, 2016
LOANS
LOANS

Loans are summarized as follows at September 30, 2016 and December 31, 2015:

(Dollar amounts in thousands)				Total
	FNB			Balance
	Bancorp			September 30,
September 30, 2016	Originated	PNCI	PCI	2016
Commercial real estate	$331,392	$72,339	$1,233	$404,964
Real estate construction	36,654	1,509	—	38,163
Real estate multi-family	74,712	9,232	—	83,944
Real estate 1 to 4 family	148,993	24,448	—	173,441
Commercial & industrial	42,839	8,031	—	50,870
Consumer	1,630	—	—	1,630
Gross loans	636,220	115,559	1,233	753,012
Net deferred loan fees	(1,513)	—	—	(1,513)
Allowance for loan losses	(10,092)	—		(10,092)
Net loans	$624,615	$115,559	$1,233	$741,407

(Dollar amounts in thousands)				Total
	FNB			Balance
	Bancorp			December 31,
December 31, 2015	Originated	PNCI	PCI	2015
Commercial real estate	$314,141	$84,548	$1,304	$399,993
Real estate construction	38,909	5,907	—	44,816
Real estate multi-family	47,607	15,990	—	63,597
Real estate 1 to 4 family	153,872	18,092	—	171,964
Commercial & industrial	39,894	12,139	—	52,033
Consumer	1,574	—	—	1,574
Gross loans	595,997	136,676	1,304	733,977
Net deferred loan fees	(1,260)	—	—	(1,260)
Allowance for loan losses	(9,970)	—	—	(9,970)
Net loans	$584,767	$136,676	$1,304	$722,747

Note: PNCI means Purchased, Not Credit Impaired. PCI means Purchased, Credit Impaired.

		Recorded Investment in Loans at September 30, 2016

(Dollar amounts in thousands)			Real	Real
			Estate	Estate
	Commercial	Real Estate	Multi	1 to 4	Commercial
	Real Estate	Construction	family	family	& industrial	Consumer	Total

Loans:
Ending balance	$404,964	$38,163	$83,944	$173,441	$50,871	$1,630	$753,013

Ending balance: individually evaluated for impairment	$10,214	$2,072	$—	$3,620	$1,236	$—	$17,142

Ending balance: collectively evaluated for impairment	$394,750	$36,091	$83,944	$169,821	$49,635	$1,630	$735,871

		Recorded Investment in Loans at December 31, 2015

(Dollar amounts in thousands)			Real	Real
			Estate	Estate
	Commercial	Real Estate	Multi	1 to 4	Commercial
	Real Estate	Construction	Family	Family	& industrial	Consumer	Total

Loans:
Ending balance	$399,993	$44,816	$63,597	$171,964	$52,033	$1,574	$733,977

Ending balance: individually evaluated for impairment	$11,292	$2,154	$—	$4,218	$1,782	$—	$19,446

Ending balance: collectively evaluated for impairment	$388,701	$42,662	$63,597	$167,746	$50,251	$1,574	$714,531

		Recorded Investment in Loans at September 30, 2015

(Dollar amounts in thousands)			Real	Real
			Estate	Estate
	Commercial	Real Estate	Multi	1 to 4	Commercial
	Real Estate	Construction	family	family	& industrial	Consumer	Total

Loans:
Ending balance	$394,090	$35,868	$63,928	$172,280	$39,843	$1,497	$707,506

Ending balance: individually evaluated for impairment	$9,501	$2,162	$—	$4,857	$1,813	$—	$18,333

Ending balance: collectively evaluated for impairment	$384,589	$33,706	$63,928	$167,423	$38,030	$1,497	$689,173

	Impaired Loans
	As of and for the three months ended September 30, 2016
		Unpaid		Average
(Dollar amounts in thousands)	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded
Commercial real estate	$8,554	$9,676	$—	$8,449	$95
Commercial real estate construction	2,072	2,259	—	2,090	—
Residential- 1 to 4 family	605	605	—	834	—
Commercial and industrial	116	116	—	316	6
Total	11,347	12,656	—	11,689	101

With an allowance recorded
Commercial real estate	$1,660	$1,660	$72	$1,664	$17
Residential- 1 to 4 family	3,015	2,618	453	3,019	13
Commercial and industrial	1,120	1,326	101	1,087	—
Total	5,795	5,604	626	5,770	30

Total
Commercial real estate	$10,214	$11,336	$72	$10,113	$112
Commercial real estate construction	2,072	2,259	—	2,090	—
Residential- 1 to 4 family	3,620	3,223	453	3,853	13
Commercial and industrial	1,236	1,442	101	1,403	6
Grand total	$17,142	$18,260	$626	$17,459	$131

	Impaired Loans
	As of and for the nine months ended September 30, 2016
		Unpaid		Average
(Dollar amounts in thousands)	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded
Commercial real estate	$8,554	$9,676	$—	$8,637	$520
Commercial real estate construction	2,072	2,259	—	2,118	104
Residential- 1 to 4 family	605	605	—	303	21
Commercial and industrial	116	116	—	320	20
Total	11,347	12,656	—	11,378	665

With an allowance recorded
Commercial real estate	$1,660	$1,660	$72	$1,675	$68
Residential- 1 to 4 family	3,015	2,618	453	3,032	80
Commercial and industrial	1,120	1,326	101	1,107	4
Total	5,795	5,604	626	5,814	152

Total
Commercial real estate	$10,214	$11,336	$72	$10,312	$588
Commercial real estate construction	2,072	2,259	—	2,118	104
Residential- 1 to 4 family	3,620	3,223	453	3,335	101
Commercial and industrial	1,236	1,442	101	1,427	24
Grand total	$17,142	$18,260	$626	$17,192	$817

	Impaired Loans
	As of and for the year ended December 31, 2015
		Unpaid		Average
(Dollar amounts in thousands)	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded
Commercial real estate	$8,169	$9,271	$—	$8,379	$282
Commercial real estate construction	2,154	2,337	—	2,264	130
Residential- 1 to 4 family	457	457	—	460	36
Commercial and industrial	524	524	—	731	27
Total	11,304	12,589	—	11,834	475

With an allowance recorded
Commercial real estate	$2,634	$2,638	$96	$2,664	$160
Residential- 1 to 4 family	3,761	3,782	479	3,786	149
Commercial and industrial	1,258	1,497	182	1,484	7
Total	7,653	7,917	757	7,934	316

Total
Commercial real estate	$10,803	$11,909	$96	$11,043	$442
Commercial real estate construction	2,154	2,337	—	2,264	130
Residential- 1 to 4 family	4,218	4,239	479	4,246	185
Commercial and industrial	1,782	2,021	182	2,215	34
Grand total	$18,957	$20,506	$757	$19,768	$791

	Impaired Loans
	As of and for the three months ended September 30, 2015
		Unpaid		Average
(Dollar amounts in thousands)	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded
Commercial real estate	$4,392	$5,271	$—	$4,402	$92
Commercial real estate construction	2,162	2,345	—	2,341	32
Residential- 1 to 4 family	1,475	1,476	—	1,479	18
Commercial and industrial	528	782	—	537	9
Total	8,557	9,874	—	8,758	151

With an allowance recorded
Commercial real estate	$5,109	$5,113	$126	$5,121	$66
Residential- 1 to 4 family	3,382	2,972	522	3,374	27
Commercial and industrial	1,285	1,539	224	1,339	—
Total	9,776	9,624	872	9,834	93

Total
Commercial real estate	$9,501	$10,384	$126	$9,523	$158
Commercial real estate construction	2,162	2,345	—	2,341	32
Residential- 1 to 4 family	4,857	4,448	522	4,853	45
Commercial and industrial	1,813	2,321	224	1,876	9
Grand total	$18,333	$19,498	$872	$18,593	$244

	Impaired Loans
	As of and for the nine months ended September 30, 2015
		Unpaid		Average
(Dollar amounts in thousands)	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded
Commercial real estate	$4,392	$5,271	$—	$4,867	$217
Commercial real estate construction	2,162	2,345	—	2,359	100
Residential - 1 to 4 family	1,475	1,476	—	1,482	49
Commercial and industrial	528	782	—	4,410	27
Total	8,557	9,874	—	13,118	393

With an allowance recorded

Commercial real estate	$5,109	$5,113	$126	$5,162	$196
Residential - 1 to 4 family	3,382	2,972	522	3,202	96
Commercial and industrial	1,285	1,539	224	1,489	5
Total	9,776	9,624	872	9,853	297

Total

Commercial real estate	$9,501	$10,384	$126	$10,029	$413
Commercial real estate construction	2,162	2,345	—	2,359	100
Residential - 1 to 4 family	4,857	4,448	522	4,684	145
Commercial and industrial	1,813	2,321	224	5,899	32
Grand total	$18,333	$19,498	$872	$22,971	$690

Nonaccrual loans totaled $6,903,000 and $7,915,000 as of September 30, 2015 and December 31, 2015. The difference between impaired loans and nonaccrual loans represents loans that are restructured, are performing under modified loan agreements, and accruing interest.

	Loans on Nonaccrual Status as of
(Dollar amounts in thousands)	September 30,	December 31,
	2016	2015
Commercial real estate	$5,707	$6,021
Real estate 1 to 4 family	76	636
Commercial and industrial	1,120	1,258
Total	$6,903	$7,915

Interest income on impaired loans of $817,000 and $690,000 was recognized for cash payments received during the nine months ended September 30, 2016 and 2015 respectively. $791,000 was recognized for cash payments received during the year ended December 31, 2015. Interest income recognized for cash payments received for the three months ended September 30, 2016 and 2015 was $131,000 and $244,000 respectively. The amount of interest on impaired loans not collected for the three and nine months ended September 30, 2016 was $164,313 and $439,579 respectively, and for the year ended December 31, 2015 was $460,390. For the three and nine months ended September 30, 2015, the amount of interest on impaired loans not collected was $86,430 and $284,198, respectively. The cumulative amount of unpaid interest on impaired loans was $3,844,000 for the nine months ended September 30, 2016, and $3,405,000 for the year ended December 31, 2015.

Troubled Debt Restructurings

	Total troubled debt restructured loans outstanding at
(dollars in thousands)	September 30, 2016			December 31, 2015
		Non-			Non-
	Accrual	accrual	Total	Accrual	accrual	Total
	status	status	modifications	status	status	modifications

Commercial real estate	$4,625	$1,233	$5,858	$4,775	$—	$4,775
Real Estate construction	1,212	—	1,212	1,283	—	1,283
Real estate 1 to 4 family	3,543	—	3,543	3,583	2,060	5,643
Commercial & industrial	—	929	929	524	1,043	1,567
Total	$9,380	$2,162	$11,542	$10,165	$3,103	$13,268

Modification Categories

The Company offers a variety of modifications to borrowers. The modification categories offered can generally be described in the following categories.

Rate Modification – A modification in which the interest rate is changed.

Term modification – A modification in which the maturity date, timing of payments, or frequency of payments is changed.

Interest Only Modification – A modification in which the loan is converted to interest only payments for a period of time.

Payment Modification – A modification in which the dollar amount of the payment is changed, other than an interest only modification described above.

There were no commitments for additional funding of troubled debt restructured loans as of September 30, 2016. There was one loan modified during the nine months ended September 30, 2015. There were no payment defaults during the three and nine month period ended September 30, 2016 or September 30, 2015 that were related to receivables modified as TDRs in the last twelve months.

The following table details modifications for the nine months ended September 30, 2015:

Modifications
For the nine months
ended September 30, 2015
		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment
(Dollar amounts in thousands)
Real estate 1 to 4 family	1	$474	$474
Total	1	$474	$474

The restructuring total above was a modification of interest rate, and as a result, payment. There was no principal reduction granted.

	Allowance for Credit Losses
	For the Three Months Ended September 30, 2016
(Dollar amounts in thousands)
			Real	Real
			Estate	Estate
	Commercial	Real Estate	Multi	1 to 4	Commercial
	Real estate	Construction	family	family	& industrial	Consumer	Total
Allowance for credit losses

Beginning balance	$6,206	$404	$335	$2,261	$799	$33	$10,038
Charge-offs	—	—	—	—	—	(8)	(8)
Recoveries	2	—	—	23	37	—	62
Provision	(63)	138	(3)	(77)	(47)	52	—
Ending balance	$6,145	$542	$332	$2,207	$789	$77	$10,092

Ending balance: individually evaluated for impairment	$72	$—	$—	$453	$101	$—	$626
Ending balance: collectively evaluated for impairment	$6,073	$542	$332	$1,754	$688	$77	$9,466

	Allowance for Credit Losses
	For the Nine Months Ended September 30, 2016
(Dollar amounts in thousands)
			Real	Real
			Estate	Estate
	Commercial	Real Estate	Multi	1 to 4	Commercial
	Real Estate	Construction	Family	Family	& industrial	Consumer	Total
Allowance for credit losses

Beginning balance	$6,059	$589	$243	$2,176	$853	$50	$9,970
Charge-offs	—	—	—	(12)	(165)	(18)	(195)
Recoveries	6	—	—	42	119	—	167
Provision	80	(46)	89	1	(19)	45	150
Ending balance	$6,145	$543	$332	$2,207	$788	$77	$10,092

Ending balance: individually evaluated for impairment	$72	$—	$—	$453	$101	$—	$626
Ending balance: collectively evaluated for impairment	$6,073	$542	$332	$1,754	$688	$77	$9,466

	Allowance for Credit Losses
	As of and For the Year Ended December 31, 2015
(Dollar amounts in thousands)
			Real	Real
			Estate	Estate
	Commercial	Real Estate	Multi	1 to 4	Commercial
	Real estate	Construction	family	family	& industrial	Consumer	Total
Allowance for credit losses

Beginning balance	$5,549	$849	$206	$1,965	$1,073	$58	$9,700
Charge-offs	—	—	—	(45)	—	(36)	(81)
Recoveries	576	—	—	15	60	5	656
Provision	(66)	(260)	37	241	(280)	23	(305)
Ending balance	$6,059	$589	$243	$2,176	$853	$50	$9,970

Ending balance: individually evaluated for impairment	$96	$—	$—	$479	$182	$—	$757
Ending balance: collectively evaluated for impairment	$5,963	$589	$243	$1,697	$671	$50	$9,213

	Allowance for Credit Losses
	For the Three Months Ended September 30, 2015
(Dollar amounts in thousands)
			Real	Real
			Estate	Estate
	Commercial	Real Estate	Multi	1 to 4	Commercial
	Real estate	Construction	family	family	& industrial	Consumer	Total
Allowance for credit losses

Beginning balance	$6,027	$697	$198	$2,014	$848	$52	$9,836
Charge-offs	—	—	—	—	(23)	—	(23)
Recoveries	15	—	—	7	26	4	52
Provision	(67)	(49)	(10)	289	(73)	(15)	75
Ending balance	$5,975	$648	$188	$2,310	$778	$41	$9,940

Ending balance: individually evaluated for impairment	$126	$—	$—	$522	$224	$—	$872
Ending balance: collectively evaluated for impairment	$5,849	$648	$188	$1,788	$554	$41	$9,068

	Allowance for Credit Losses
	For the Nine Months Ended September 30, 2015
(Dollar amounts in thousands)
			Real	Real
			Estate	Estate
	Commercial	Real Estate	Multi	1 to 4	Commercial
	Real estate	Construction	family	family	& industrial	Consumer	Total
Allowance for credit losses

Beginning balance	$5,549	$849	$206	$1,965	$1,073	$58	$9,700
Charge-offs	—	—	—	(45)	(23)	(11)	(79)
Recoveries	37	—	—	8	45	4	94
Provision	389	(201)	(18)	382	(317)	(10)	225
Ending balance	$5,975	$648	$188	$2,310	$778	$41	$9,940

Ending balance: individually evaluated for impairment	$126	$—	$—	$522	$224	$—	$872
Ending balance: collectively evaluated for impairment	$5,849	$648	$188	$1,788	$554	$41	$9,068

Risk rating system

Loans to borrowers graded as pass or pooled loans represent loans to borrowers of acceptable or better credit quality. They demonstrate sound financial positions, repayment capacity and credit history. They have an identifiable and stable source of repayment.

Special mention loans have potential weaknesses that deserve management’s attention. If left uncorrected these potential weaknesses may result in a deterioration of the repayment prospects for the asset or in the Bank’s credit position at some future date. These assets are “not adversely classified” and do not expose the Bank to sufficient risk to warrant adverse classification.

Substandard loans are inadequately protected by current sound net worth, paying capacity of the borrower, or pledged collateral. Loans are normally classified as Substandard when there are unsatisfactory characteristics causing more than acceptable levels of risk. A substandard loan normally has one or more well-defined weaknesses that could jeopardize the repayment of the debt. These well-defined weaknesses may include a) cash flow deficiency, which may jeopardize future payments; b) sale of non-collateral assets has become primary source of repayment; c) the borrower is bankrupt; or d) for any other reason, future repayment is dependent on court action.

Doubtful loans represent credits with weakness inherent in the substandard classification and where collection or liquidation in full is highly questionable. To be classified doubtful, there must be specific pending factors which prevent the Loan Review Officer from determining the amount of loss contained in the credit. When the amount of loss can be reasonably estimated, that amount is classified as “loss” and the remainder is classified as Substandard.

Real Estate – Multi-Family

Our multi-family commercial real estate loans are secured by multi-family properties located primarily in San Mateo and San Francisco Counties. These loans are made to investors where our primary source of repayment is from cash flows generated by the properties, through rent collections. The borrowers’ promissory notes are secured with recorded liens on the underlying properties. The borrowers would normally also be required to personally guarantee repayment of the loans. The bank uses conservative underwriting standards in reviewing applications for credit. Generally, our borrowers have multiple sources of income, so if cash flow generated from the property declines, at least in the short term, the borrowers can normally cover these short term cash flow deficiencies from their available cash reserves. Risk of loss to the Bank is increased when there are cash flow decreases sufficiently large and for such a prolonged period of time that loan payments can no longer be made by the borrowers.

Commercial Real Estate Loans

Other commercial real estate loans consist of loans secured by non-farm, non-residential properties, including, but not limited to industrial, hotel, assisted care, retail, office and mixed use buildings.

Our commercial real estate loans are made primarily to investors or small businesses where our primary source of repayment is from cash flows generated by the properties, either through rent collection or business profits. The borrower’s promissory notes are secured with recorded liens on the underlying property. The borrowers would normally also be required to personally guarantee repayment of the loan. The Bank uses conservative underwriting standards in reviewing applications for credit. Generally, our borrowers have multiple sources of income, so if cash flow generated from the property declines, at least in the short term, the borrowers can normally cover these short term cash flow deficiencies from their available cash reserves. Risk of loss to the Bank is increased when there are cash flow decreases sufficiently large and for such a prolonged period of time that loan payments can no longer be made by the borrowers.

Real Estate Construction Loans

Our real estate construction loans are generally made to borrowers who are rehabilitating a building, converting a building use from one type of use to another, or developing land and building residential or commercial structures for sale or lease. The borrower’s promissory notes are secured with recorded liens on the underlying property. The borrowers would normally also be required to personally guarantee repayment of the loan. The Bank uses conservative underwriting standards in reviewing applications for credit. Generally, our borrowers have sufficient resources to make the required construction loan payments during the construction and absorption or lease-up period. After construction is complete, the loans are normally paid off from proceeds from the sale of the building or through a refinance to a commercial real estate loan. Risk of loss to the Bank is increased when there are material construction cost overruns, significant delays in the time to complete the project and/or there has been a material drop in the value of the projects in the marketplace since the inception of the loan.

Real Estate-1 to 4 family Loans

Our residential real estate loans are generally made to borrowers who are buying or refinancing their primary personal residence or a rental property of 1-4 single family residential units. The Bank uses conservative underwriting standards in reviewing applications for credit. Risk of loss to the Bank is increased when borrowers lose their primary source of income and/or property values decline significantly.

Commercial and Industrial Loans

Our commercial and industrial loans are generally made to small businesses to provide them with at least some of the working capital necessary to fund their daily business operations. These loans are generally either unsecured or secured by fixed assets, accounts receivable and/or inventory. The borrowers would normally also be required to personally guarantee repayment of the loan. The Bank uses conservative underwriting standards in reviewing applications for credit. Risk of loss to the Bank is increased when our small business customers experience a significant business downturn, incur significant financial losses, or file for relief from creditors through bankruptcy proceedings.

Consumer Loans

Our consumer and installment loans generally consist of personal loans, credit card loans, automobile loans or other loans secured by personal property. The Bank uses conservative underwriting standards in reviewing applications for credit. Risk of loss to the Bank is increased if borrowers lose their primary source of income, or file for relief from creditors through bankruptcy proceedings.

	Age Analysis of Past Due Loans
	As of September 30, 2016
(Dollar amounts in thousands)
	30-59	60-89
	Days	Days	Over	Total
	Past	Past	90	Past		Total
Originated	Due	Due	Days	Due	Current	Loans
Commercial real estate	$—	$—	$—	$—	$331,392	$331,392
Real estate construction	—	—	140	140	36,514	36,654
Real estate multi family	—	—	—	—	74,712	74,712
Real estate-1 to 4 family	—	—	76	76	148,917	148,993
Commercial and industrial	845	23	1,120	1,988	40,852	42,840
Consumer	—	—	—	—	1,630	1,630
Total	$845	$23	$1,336	$2,204	$634,017	$636,221

Purchased
Not credit impaired
Commercial real estate	$—	$—	$550	$550	$71,789	$72,339
Real estate construction	—	—	—	—	1,509	1,509
Real estate multi-family	—	—	—	—	9,232	9,232
Real estate-1 to 4 family	—	2,150	—	2,150	22,298	24,448
Commercial and industrial	—	—	—	—	8,031	8,031
Total	$—	$2,150	$550	$2,700	$112,859	$115,559

Purchased
Credit impaired
Commercial real estate	$—	$—	$—	$—	$1,233	$1,233
Total	$—	$—	$—	$—	$1,233	$1,233

At September 30, 2016, there were no loans 90 days or more past due where interest was still accruing.

The over 90 days column includes nonaccruals that were over 90 days, but does not include loans that are in nonaccrual status for reasons other than past due.

	Age Analysis of Past Due Loans
	As of December 31, 2015
(Dollar amounts in thousands)
	30-59	60-89
	Days	Days	Over	Total
	Past	Past	90	Past		Total
Originated	Due	Due	Days	Due	Current	Loans
Commercial real estate	$1,541	$—	$—	$1,541	$312,600	$314,141
Real estate construction	706	725	—	1,431	37,478	38,909
Real estate multi family	—	—	—	—	47,607	47,607
Real estate 1 to 4 family	1,363	737	71	2,171	151,701	153,872
Commercial & industrial	—	—	1,258	1,258	38,636	39,894
Consumer	—	—	—	—	1,574	1,574
Total	$3,610	$1,462	$1,329	$6,401	$589,596	$595,997

Purchased
Not credit impaired
Commercial real estate	$—	$—	$3,810	$3,810	$80,738	$84,548
Real estate construction	—	—	—	—	5,907	5,907
Real estate multi-family	—	—	—	—	15,990	15,990
Real estate 1 to 4 family	175	—	—	175	17,917	18,092
Commercial & industrial	70	—	—	70	12,069	12,139
Total	$245	$—	$3,810	$4,055	$132,621	$136,676

Purchased
Credit impaired
Commercial real estate	$—	$—	$—	$—	$1,304	$1,304
Total	$—	$—	$—	$—	$1,304	$1,304

At December 31, 2015 there were no loans that were 90 days or more past due where interest was still accruing.

The over 90 days column includes nonaccrual loans that were over 90 days, but does not include loans that are in nonaccrual status for reasons other than past due.

	Credit Quality Indicators
	As of September 30, 2016

(Dollar amounts in thousands)
		Special	Sub-		Total
Originated	Pass	mention	standard	Doubtful	loans
Commercial real estate	$328,230	$—	$3,162	$—	$331,392
Real estate construction	35,654	—	1,000	—	36,654
Real estate multi-family	74,712	—	—	—	74,712
Real estate-1 to 4 family	148,917	—	76	—	148,993
Commercial and industrial	42,447	—	387	6	42,840
Consumer loans	1,630	—	—	—	1,630
Total	$631,590	$—	$4,625	$6	$636,221

Purchased
Not credit impaired
Commercial real estate	$62,236	$895	$9,208	$—	$72,339
Real estate construction	1,509	—	—	—	1,509
Real estate multi-family	9,232	—	—	—	9,232
Real estate-1 to 4 family	24,448	—	—	—	24,448
Commercial and industrial	7,939	—	92	—	8,031
Total	$105,364	$895	$9,300	$—	$115,559

Purchased
Credit impaired
Commercial real estate					$1,233
Total					$1,233

	Credit Quality Indicators
	As of December 31, 2015

(Dollar amounts in thousands)
		Special	Sub-		Total
Originated	Pass	mention	standard	Doubtful	loans
Commercial real estate	$308,164	$1,857	$4,120	$—	$314,141
Real estate construction	37,850	—	1,059	—	38,909
Real estate multi-family	47,607	—	—	—	47,607
Real estate 1 to 4 family	153,285	—	587	—	153,872
Commercial & industrial	39,287	—	451	156	39,894
Consumer loans	1,574	—	—	—	1,574
Totals	$587,767	$1,857	$6,217	$156	$595,997

Purchased
Not credit impaired
Commercial real estate	$68,936	$3,455	$12,145	$12	$84,548
Real estate construction	5,907	—	—	—	5,907
Real estate multi-family	15,990	—	—	—	15,990
Real estate 1 to 4 family	18,092	—	—	—	18,092
Commercial & industrial	12,044	—	95	—	12,139
Total	$120,969	$3,455	$12,240	$12	$136,676

Purchased
Credit impaired
Commercial real estate					$1,304
Total					$1,304